CONSOLIDATED STATEMENT OF CHANGES IN EQUITY (Parenthetical) - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2019	Dec. 31, 2018	Jun. 30, 2018
CONSOLIDATED STATEMENT OF CHANGES IN EQUITY [Abstract]
Tax	£ 0	£ 0	£ 0